Business Acquisitions - BrightClaim LLC and Associated Companies - Additional Information (Detail) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	May 03, 2017	Jan. 08, 2016	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Payment for business acquisitions, net of cash acquired				$ 9,237	$ 284,822	$ 45,162	$ 21,363
Goodwill			$ 1,337,051	$ 1,097,329	1,337,122	$ 1,069,408	$ 1,038,346
Acquisition related cost		$ 164
Acquired assets		412
Liabilities assumed		$ 617
Bright Claim LLC And Associated Companies
Business Acquisition [Line Items]
Date of acquisition	May 03, 2017
Ownership percentage acquired	100.00%
Payment for business acquisitions, net of cash acquired	$ 52,395
Cash and cash equivalents	4,002
Purchase consideration	$ 56,461		56,496		56,496
Business combination change in contingent consideration receivable			$ 35		$ 35
Acquired intangible assets, weighted average amortization period	4 years
Goodwill	$ 42,638
Acquisition related cost	1,563
Acquired assets	10,367
Liabilities assumed	7,415
Recognized net deferred tax asset	2,728
Bright Claim LLC And Associated Companies | Customer-Related Intangible Assets
Business Acquisition [Line Items]
Intangible assets	8,000
Bright Claim LLC And Associated Companies | Marketing-Related Intangible Assets
Business Acquisition [Line Items]
Intangible assets	3,200
Bright Claim LLC And Associated Companies | Technology-related intangible assets
Business Acquisition [Line Items]
Intangible assets	2,200
Bright Claim LLC And Associated Companies | Other Intangible Assets
Business Acquisition [Line Items]
Intangible assets	$ 200